Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Weighted average remaining lease term	1 year 5 months 19 days	1 year 10 days	2 years 8 months 1 day
Weighted average discount rate	4.30%	4.30%	4.30%
Amortization expense	$ 1,102,265	$ 907,422
Interest expense	$ 98,596	$ 125,855
Lease cost amount			$ 885,559